Participative shareholders' debentures (Details 1) - USD ($) $ in Millions	6 Months Ended						12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Participative Shareholders Debentures
Remuneration date	Oct. 01, 2024	Apr. 01, 2024	Oct. 02, 2023	Apr. 03, 2023	Oct. 03, 2022	Apr. 01, 2022
Remuneration paid to the participative stockholders debentures	$ 94	$ 149	$ 106	$ 127	$ 137	$ 234	$ 243	$ 233	$ 371